Share Capital (Tables)	6 Months Ended
Jul. 31, 2018
Disclosure of classes of share capital [abstract]
Disclosure of Detailed Information About Share Capital
	31 July 2018 NZ $000’s	31 January 2018 NZ $000’s

20,952,824 (31 January 2018: 306,028) Ordinary shares	116,491	68,727

Disclosure of Detailed Information About Ordinary Shares Explanatory

Ordinary shares
	6 months to 31 July 2018 NZ $000’s	6 months to 31 January 2018 NZ $000’s

At the beginning of the reporting period	68,727	40,667
Issuance of ordinary shares:
- Cash collected	17,165	10,271
- Settle Shareholder loan	12,244	-
- Shares issued in lieu of consultancy fee	692	-
Convertible notes converted	4,159	17,789
Business combination with Naked Brand Group Inc.	14,196	-
At the end of the reporting period	117,183	68,727

The Company does not have authorised capital or par value in respect of its shares.

	For the Year Ended 31 July 2018 Number	For the 6 Months Ended 31 January 2018 Number

Naked Brand Group Limited shares issued on close of the merger between Bendon Limited and Naked Brand Group Inc.
- Bendon shareholders	18,617,719	305,136
- Naked shareholders	2,068,438	-
Shares issued during the period	266,667	-
At the end of the period	20,952,824	305,136